Convertible Preferred Stock and Stockholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Convertible Preferred Stock and Stockholders' Deficit
Note 6 – Convertible Preferred Stock and Stockholders’ Deficit
Common Stock
– The Company is authorized to issue
 12,000,000
shares of Common Stock, par value $
0.0001
per share. As of December 31, 2025,

5,752,800
shares of Common Stock were issued and outstanding. During the six months ended June 30, 2026, 10,000 shares were issued upon the exercise of stock options and 218,750 shares were cancelled, resulting in 5,544,050 shares issued and outstanding as of June 30, 2026. The voting, dividend, and liquidation rights of the holders of Common Stock are subject to and qualified by the rights, powers, and preferences of the holders of the Company’s preferred stock set forth in the Certificate of Incorporation.
Series
Seed-1
Convertible Preferred Stock
– The Company has authorized
4,100,167
shares of Series
Seed-1
Convertible Preferred Stock (“Series
Seed-1
Preferred Stock”), par value $0.0001 per share, at an original issue price of
$
9.7557
per share. As of June 30, 2026 and December 31, 2025,
3,876,721
shares of Series
Seed-1
Preferred Stock were issued and outstanding.

Series
Seed-2
Convertible Preferred Stock
– The Company has authorized
64,065
shares of Series
Seed-2
Convertible Preferred Stock (“Series
Seed-2
Preferred Stock”), par value $0.0001 per share, at an original issue price of
$
7.80456
per share. As of June 30, 2026 and December 31, 2025, all
64,065
shares of Series
Seed-2
Preferred Stock were issued and outstanding.
Distribution and liquidation
– In the event of a deemed liquidation event, distributions shall be made to the stockholders in the following priority: first, to holders of Series
Seed-1
Preferred Stock and Series
Seed-2
Preferred Stock equal to the sum of the original price for such series of preferred stock; second, to holders of common shares, on a pro rata basis, based upon the number of shares outstanding.
Deemed liquidation events
– A “Deemed Liquidation Event” includes (a) a
change-of-control
merger or consolidation of the Company and (b) a sale, exclusive license, or other disposition of all or substantially all of the Company’s assets.
Voting rights
– Holders of Common Stock are entitled to one vote for each share of Common Stock held on all matters submitted to a vote of the Company’s stockholders, and there is no cumulative voting. Stockholders holding Series
Seed-1
and Series
Seed-2
Preferred Stock are entitled to one vote with the common stockholders as one single class. Stockholders, together, holding Series
Seed-1
and Series
Seed-2
Preferred Stock are entitled to elect one Director of the Board and common stockholders are entitled to elect two Directors of the Board.
Dividends
– The holders of shares of Series
Seed-1
and Series
Seed-2
Preferred Stock are not entitled to receive dividends. Holders of Common Stock are entitled to receive dividends if, as, and when declared by the Board of Directors out of funds legally available therefor, subject to the protective provisions of the preferred stock, which require the consent of the holders of a majority of the outstanding preferred stock prior to the declaration or payment of any dividend. No dividends have been declared or paid on the Common Stock through June 30, 2026.
Redemption
– The Series
Seed-1
and Series
Seed-2
Preferred Stock is not redeemable at the option of the holder on a stand-alone basis. However, following a Deemed Liquidation Event, if the Company does not dissolve within 90 days, holders of a majority of the outstanding preferred stock may require the Company to redeem all outstanding preferred stock at the liquidation amount, payable from available proceeds to the extent permitted by Delaware law. The Common Stock is not redeemable.
Conversion
– Stockholders holding shares of Series
Seed-1
and Series
Seed-2
Preferred Stock may, at the option of the holder, be converted at any time into fully-paid and nonassessable shares of common shares. Series
Seed-1
and Series
Seed-2
Preferred Stock are mandatorily convertible upon a) the closing of an initial public offering, resulting in at least
$50,000,000
of proceeds, net of the underwriting discount and commissions or b) upon the date and time, or the occurrence of an event, specified by vote or written consent of the holders of a majority of the outstanding shares of preferred stock, voting together as a single class on an as-converted
to Common Stock basis. The conversion rate is obtained by dividing the original issue price by the preferred stock conversion price. The preferred stock conversion price is initially set at the original issue price and is then adjusted for diluting issues upon the issuance of additional shares of the Company, stock splits, combinations, reorganizations, mergers, or sales of assets. The Common Stock has no conversion rights.

Classification
– Because the contingent redemption right described above is triggered by events not solely within the Company’s control, the Series
Seed-1
and Series
Seed-2
Preferred Stock is classified as temporary equity on the unaudited condensed consolidated balance sheets in accordance with ASC Topic
480-10
and
Regulation
S-X
Rule 5, without regard to the probability of occurrence.

Note 6 – Stockholders’ Deficit
The Company registered its certificate of incorporation on November 4, 2022. Pursuant to the Company’s stated Certificate of Incorporation, the Company’s shares are divided between preferred shares and common shares.
Common Stock
– The aggregate number of shares which the Company shall have authority to issue is
12.0 million shares of capital stock, all of which shall be designated “Common Stock” and have a par value of $0.0001 per share. As of December 31, 2025 and 2024 there were 5,752,800 and 5,745,000 shares issued and outstanding, respectively. The voting, dividend, and liquidation rights of the holders of Common Stock are subject to and qualified by the rights, powers, and preferences of the holders of the Company’s preferred stock set forth in the Certificate of Incorporation.
Series
Seed-1
Preferred Stock
– In March 2024, the Company raised a total of $5.0 million through the sale of 512,520 shares of Series
Seed-1
Preferred Stock at an original issue price of $9.7557 per share. There were 3,876,721 shares of Series
Seed-1
Preferred Stock issued and outstanding as of both December 31, 2025 and 2024. During the year ended December 31, 2024, the amount capitalized in stockholders’ deficit related to 2024 issuance costs was $13,936.
Series
Seed-2
Preferred Stock
– As of December 31, 2025 and 2024, there were 64,065 shares of Series
Seed-2
Preferred Stock issued and outstanding, with an original issue price of $7.80456 per share.
Distribution and liquidation
– In the event of a liquidity event, distributions shall be made to the stockholders in the following priority: first, to holders of
Seed-1
and
Seed-2
preferred shares equal to the sum of the original price for such series of preferred stock; second, to holders of common shares, on a pro rata basis, based upon the number of shares outstanding.
Deemed liquidation events
– A “Deemed Liquidation Event” includes (a) a
change-of-control
merger or consolidation of the Company and (b) a sale, exclusive license, or other disposition of all or substantially all of the Company’s assets.
Voting rights
– Holders of Common Stock are entitled to one vote for each share of Common Stock held on all matters submitted to a vote of the Company’s stockholders, and there is no cumulative voting. Stockholders holding
Seed-1
and
Seed-2
preferred shares are entitled to one vote with the common stockholders as one single class. Stockholders, together, holding
Seed-1
and
Seed-2
preferred shares are entitled to elect one Director of the Board and common stockholders are entitled to elect two Directors of the Board.

Dividends
– The holders of shares of
Seed-1
and
Seed-2
Preferred Stock are not entitled to receive dividends. Holders of Common Stock are entitled to receive dividends if, as, and when declared by the Board of Directors out of funds legally available therefor, subject to the protective provisions of the preferred stock, which require the consent of the holders of a majority of the outstanding preferred stock prior to the declaration or payment of any dividend. No dividends have been declared or paid on the Common Stock through December 31, 2025.
Redemption
– The
Seed-1
and
Seed-2
Preferred Stock is not redeemable at the option of the holder on a stand-alone basis. However, following a Deemed Liquidation Event, if the Company does not dissolve within 90 days, holders of a majority of the outstanding preferred stock may require the Company to redeem all outstanding preferred stock at the liquidation amount, payable from available proceeds to the extent permitted by Delaware law. The Common Stock is not redeemable.
Conversion
– Stockholders holding
Seed-1
and
Seed-2
preferred shares may, at the option of the holder, be converted at any time into fully-paid and nonassessable shares of common shares.
Seed-1
and
Seed-2
preferred shares are mandatorily convertible upon a) the closing of an initial public offering, resulting in at least $50,000,000 of gross proceeds, net of the underwriting discount and commissions or b) upon the date and time, or the occurrence of an event, specified by vote or written consent of the holders of a majority of the outstanding shares of preferred stock, voting together as a single class on an as-converted
to Common Stock basis. The conversion rate is obtained by dividing the original issue price by the preferred stock conversion price. The preferred stock conversion price is initially set at the original issue price and is then adjusted for diluting issues upon the issuance of additional shares of the Company, stock splits, combinations, reorganizations, mergers, or sales of assets. The Common Stock has no conversion rights.
Classification
– Because the contingent redemption right described above is triggered by events not solely within the Company’s control, the
Seed-1
and
Seed-2
Preferred Stock is classified as temporary equity in accordance with ASC Topic
480-10-S99-3A
and Regulation
S-X
Rule
5-02.27,
without regard to the probability of occurrence.